Consolidated Statements of Changes in Equity from Nonowner Sources (Parenthetical) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Changes in Equity from Nonowner Sources
Net unrealized holding gains (losses) on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 1,778	¥ 1,103